--------------------------------------------------------------------------------

                                  REAL ESTATE

                                Income Fund Inc.

                              --------------------

                                [GRAPHIC OMITTED]

                                                              Annual Report
                                                              December 31, 2002

--------------------------------------------------------------------------------

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY
GERKEN

Chairman, President and Chief
Executive Officer

Real Estate
Income
Fund Inc.

Dear Shareholder,

Enclosed herein is the annual report for the Fund for the period ended December 31, 2002. In this report, the Fund's manager summarizes what he believes to be the period's prevailing economic and market conditions and outlines the Fund's investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. I hope you find this report to be useful and informative.

As the portfolio manager notes, Real Estate Investment Trusts significantly outperformed the broader equity markets during the 2002 calendar year, giving evidence of the diversification benefits1 that real estate investing may offer to equity investors.

Thank you for your investment in the Real Estate Income Fund Inc. We look forward to continuing to help you meet your objectives.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken
Chairman, President
and Chief Executive Officer

----------
(1)   Diversification does not assure against market loss.

--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   1

================================================================================
                            LETTER FROM THE MANAGER
================================================================================

Performance Review(1)

During the period between the Fund's commencement of operations on July 31, 2002 through December 31, 2002, the Fund distributed dividends to common stock shareholders totaling $0.43 per share. The table below shows the annualized distribution yield and total return based on the Fund's December 31, 2002 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price.(2)

                                                                   Since
          Price                    Annualized                  Commencement
        Per Share             Distribution Yield(3)          Total Return(3)
        ---------             ---------------------          ---------------
       $13.95 (NAV)                   9.14%                        0.69%
       $14.01 (NYSE)                  9.10%                       (3.59)%

Investment Strategy

The Fund's primary investment objective is high current income. Capital appreciation is a secondary objective. There can be no assurances the Fund's investment objectives will be achieved. The Fund's investment objectives are fundamental and cannot be changed by the Fund's Board of Directors without shareholder approval.

Under normal market conditions, the Fund will invest at least 90% of its total assets in income-producing common shares, preferred shares, convertible

----------
(1)   Past performance is not indicative of future results.
(2) NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets of common stockholders) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund's market (NYSE) price as determined by supply of and demand for the Fund's shares.
(3) Total returns are based on changes in NAV or the market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. Annualized distribution yield is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market price noted in this report. The annualized distribution yield assumes a current monthly income dividend rate of $0.1063 for twelve months. This rate is as of December 31, 2002 and is subject to change. The important difference between a total return and an annualized distribution yield is that the total return takes into consideration a number of factors including the fluctuation of the NAV or the market price during the period reported. The NAV fluctuation includes the effects of unrealized appreciation or depreciation in the Fund. Accordingly, since an annualized distribution yield only reflects the current monthly income dividend rate annualized, it should not be used as the sole indicator to judge the return you receive from your Fund investment.


--------------------------------------------------------------------------------
2                                             2002 Annual Report to Shareholders
preferred and debt securities issued by Real Estate Companies, including Real Estate Investment Trusts ("REITs").(4) A "Real Estate Company" is a company that generally derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate (or has at least 50% of its assets invested in such real estate). Also, under normal market conditions the Fund will invest at least 80% of its total assets in income-producing equity securities issued by REITs.

Portfolio Manager Market Overview

The Fund's overall performance was affected primarily by the prevailing weakness in the property markets, particularly the apartment and office markets. In addition, the real estate markets were influenced by continued volatility in the stock market.

For the full year, REITs significantly outperformed the broader equity markets, yet their flat performance in the fourth quarter of 2002 trailed both stocks and bonds as the weak economy continued to put pressure on earnings.

The Fund's portfolio of preferred REIT shares fared slightly better than its common shares during the reporting period. In keeping with its principal objective of delivering current income, the Fund paid four dividends in 2002.

Consistent with its stated investment strategy, we have invested the Fund's assets in a combination of common and preferred equities issued by real estate companies. The Fund was able to acquire common securities at yields greater than we originally expected and preferred securities at yields consistent with our original expectations. We acquired all but a few of the Fund's holdings through secondary market activity.

At the end of September, the Fund issued $65 million of auction rate preferred securities to complete the anticipated leverage(5) of the Fund. Most of these proceeds were invested during the month of October to take advantage of a pullback in the pricing of REIT shares. During November, interest rate swaps were put in place to hedge a majority of the floating-rate exposure of the Fund's liabilities.

----------
(4) Because the Fund invests in securities related to the real estate industry, the Fund is subject to the risks of real estate markets, including fluctuating property values, changes in interest rates and other mortgage-related risks. The Fund may use leverage as an investment strategy, which can result in greater volatility of the Fund's net asset value and net income. In addition, investment in funds, such as this Fund, that concentrate their investments in one sector or industry may involve greater risk than more broadly diversified funds.
(5) Leverage is the percentage of debt in relation to equity in an organization's capital structure.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   3

Since the Fund's inception in July, we have focused on building a well-diversified portfolio of real estate equity securities designed primarily to provide attractive current income. During the fourth quarter, the Fund made additional investments using the proceeds generated from the issuance of auction rate preferred securities in late September, thus becoming fully invested. As of year-end, common and preferred holdings amounted to approximately 74% and 26%, respectively, of the Fund's portfolio. As of year-end, the top ten holdings of the Fund amounted to 31% of the Fund, and no single holding represented more than 3.5% of the Fund. Similarly, the Fund's holdings represented interests in a variety of property types and geographic regions within the real estate universe.

The Fund's top ten holdings at year-end were as follows:

                                                  % of
                                                  Total         Real Estate
Security                                       Investments      Sector
================================================================================
Prentiss Properties Trust                          3.5%         Office
--------------------------------------------------------------------------------
Heritage Property Investment Trust                 3.5          Shopping Centers
--------------------------------------------------------------------------------
Liberty Property Trust                             3.4          Diversified
--------------------------------------------------------------------------------
CarrAmerica Realty Corp.                           3.1          Office
--------------------------------------------------------------------------------
Camden Property Trust                              3.1          Apartments
--------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                      3.0          Healthcare
--------------------------------------------------------------------------------
Summit Properties Inc.                             3.0          Apartments
--------------------------------------------------------------------------------
Senior Housing Properties Trust                    2.9          Healthcare
--------------------------------------------------------------------------------
HRPT Properties Trust, Series B Preferred          2.8          Office
--------------------------------------------------------------------------------
Apartment Investment & Management Co.,
  Class A Shares                                   2.8          Apartments
--------------------------------------------------------------------------------
Total                                             31.1%
================================================================================

Portfolio Manager Fund Overview and Outlook

Looking forward, we believe that investor sentiment regarding the future direction of the economy will be the major driver of REIT performance over the near-term. The President's recently announced economic stimulus and tax reform proposals are the latest in a string of fiscal and monetary policies designed to stimulate the economy, which would be good for REITs, in our view. When assessed on a relative basis, we believe that greater economic growth in 2003 could mean that REITs will outperform bonds but underperform stocks over the near-term. However, we recognize the possibility that the REIT market could come under pressure as investors weigh potential changes in the tax treatment of dividends under the new tax reform proposals.


--------------------------------------------------------------------------------
4                                             2002 Annual Report to Shareholders

Looking for Additional Information?

The Real Estate Income Fund Inc. is traded on the New York Stock Exchange under the symbol "RIT" and its closing market price is available in most newspapers under the New York Stock Exchange listings. Daily net asset value closing prices are available online under symbol XRITX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide weekly net asset value per share information. In addition, the Fund issues a quarterly allocation press release that can be found on most major financial web sites.

Thank you for your investment in the Real Estate Income Fund Inc. We look forward to continuing to help you meet your investment objectives.

Sincerely,
Matthew A. Troxell, CFA
Portfolio Manager

January 31, 2003

The information provided in this commentary by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund's assets in various sectors will remain the same. Please refer to pages 7 through 9 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the portfolio manager's views are as of December 31, 2002 and are subject to change.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   5

--------------------------------------------------------------------------------

Take Advantage of the Fund's Dividend Reinvestment Plan!

      Did you know that Fund investors may reinvest their dividends in an effort to take advantage of what can be one of the most effective wealth-building tools available today? When the Fund achieves its objectives, systematic investments by shareholders put time to work for them through the strength of compounding.

      As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A description of the Fund's Plan begins on page 25. Below is a short summary of how the Plan works.

Plan Summary

      If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

      The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds 98% of the net asset value ("NAV") per share on the date of determination, you will be issued shares at a price equal to the greater of (a) 98% of the NAV per share at the close of trading on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

      If 98% of the NAV per share at the time of valuation is greater than the market price of the common stock on the determination date, the Plan Agent will buy common stock for your account in the open market or on the New York Stock Exchange.

      If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the NAV before the purchases are completed, the Plan Agent will attempt to cancel any remaining orders and the Fund will issue the remaining dividend or distribution in shares at the greater of (a) 98% of the NAV per share at the close of trading on the Exchange on the determination date or 95% of their current market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

      To find out more detailed information about the Plan and about how you can participate, please call American Stock Transfer & Trust Company at 1-877-366-6441.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6                                             2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments                                        December 31, 2002
--------------------------------------------------------------------------------

  SHARES                          SECURITY                                  VALUE
===================================================================================
COMMON STOCK -- 74.3%
Apartments -- 11.8%
 160,000    Apartment Investment & Management Co., Class A Shares      $  5,996,800
 200,000    Camden Property Trust+                                        6,600,000
 185,000    Gables Residential Trust                                      4,612,050
  73,500    Mid-America Apartment Communities, Inc.                       1,797,075
 360,000    Summit Properties Inc.                                        6,408,000
-----------------------------------------------------------------------------------
                                                                         25,413,925
-----------------------------------------------------------------------------------
Diversified -- 9.9%
 218,400    Entertainment Properties Trust                                5,136,768
 125,000    iStar Financial Inc.                                          3,506,250
 330,000    Lexington Corporate Properties Trust                          5,247,000
 230,000    Liberty Property Trust                                        7,346,200
-----------------------------------------------------------------------------------
                                                                         21,236,218
-----------------------------------------------------------------------------------
Healthcare -- 7.8%
 110,000    Health Care Property Investors, Inc.                          4,213,000
 220,000    Healthcare Realty Trust, Inc.                                 6,435,000
 585,000    Senior Housing Properties Trust                               6,206,850
-----------------------------------------------------------------------------------
                                                                         16,854,850
-----------------------------------------------------------------------------------
Industrial -- 1.6%
 135,000    EastGroup Properties, Inc.                                    3,442,500
-----------------------------------------------------------------------------------
Lodging/Resorts -- 3.1%
 160,000    Hospitality Properties Trust                                  5,632,000
  97,000    RFS Hotel Investors, Inc.                                     1,053,420
-----------------------------------------------------------------------------------
                                                                          6,685,420
-----------------------------------------------------------------------------------
Manufactured Housing -- 2.1%
 196,000    Chateau Communities, Inc.                                     4,508,000
-----------------------------------------------------------------------------------
Office -- 22.0%
 225,000    Arden Realty, Inc.                                            4,983,750
 265,000    CarrAmerica Realty Corp.+                                     6,638,250
 148,500    Crescent Real Estate Equities Co.                             2,471,040
 260,000    Highwoods Properties, Inc.                                    5,746,000
 720,000    HRPT Properties Trust                                         5,932,800
 225,000    Kilroy Realty Corp.                                           5,186,250
 190,000    Mack-Cali Realty Corp.                                        5,757,000
  95,000    Mission West Properties Inc.                                    940,500
 265,000    Prentiss Properties Trust                                     7,494,200
 101,000    Reckson Associates Realty Corp.                               2,126,050
-----------------------------------------------------------------------------------
                                                                         47,275,840
-----------------------------------------------------------------------------------
Regional Malls -- 3.1%
 180,000    Crown American Realty Trust                                   1,656,000
 163,100    The Macerich Co.                                              5,015,325
-----------------------------------------------------------------------------------
                                                                          6,671,325
-----------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2002
--------------------------------------------------------------------------------

  SHARES                          SECURITY                                  VALUE
===================================================================================
Shopping Centers -- 12.9%
 135,000    Commercial Net Lease Realty, Inc.                          $  2,069,550
 125,000    Equity One, Inc.                                              1,668,750
 216,500    Glimcher Realty Trust                                         3,842,875
 300,000    Heritage Property Investment Trust                            7,491,000
  66,400    IRT Property Co.                                                788,168
  30,000    JDN Realty Corp.                                                328,500
 250,000    New Plan Excel Realty Trust                                   4,772,500
 184,600    Ramco-Gershenson Properties Trust                             3,645,850
  99,600    Tanger Factory Outlet Centers, Inc.                           3,087,600
-----------------------------------------------------------------------------------
                                                                         27,694,793
-----------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $162,798,839)                                      159,782,871
===================================================================================
PREFERRED STOCK -- 25.6%
Apartments -- 3.0%
            Apartment Investment & Management Co.:
  75,000      9.375% Cumulative, Class G                                  1,963,500
 115,000      10.000% Cumulative, Class R                                 3,018,750
  60,000    United Dominion Realty Trust, Inc., 8.600% Cumulative
              Redeemable, Series B                                        1,543,800
-----------------------------------------------------------------------------------
                                                                          6,526,050
-----------------------------------------------------------------------------------
Diversified -- 0.8%
  60,300    Entertainment Properties Trust, 9.500% Cumulative
              Redeemable, Series A                                        1,573,830
-----------------------------------------------------------------------------------
Industrial -- 0.4%
  20,000    ProLogis Trust, 7.920% Cumulative Redeemable, Series D          501,000
  13,700    PS Business Parks, Inc., 8.750% Cumulative, Series F            365,105
-----------------------------------------------------------------------------------
                                                                            866,105
-----------------------------------------------------------------------------------
Lodging/Resorts -- 5.1%
 220,000    Boykin Lodging Co., 10.500% Cumulative, Class A               5,588,000
  90,000    Felcor Lodging Trust Inc., 9.000% Cumulative Redeemable,
              Series B                                                    2,214,000
 100,000    Hospitality Properties Trust, 8.875% Cumulative
              Redeemable, Series B                                        2,538,000
  26,000    Lasalle Hotel Properties, 10.250% Cumulative Redeemable,
              Series A                                                      689,000
-----------------------------------------------------------------------------------
                                                                         11,029,000
-----------------------------------------------------------------------------------
Office -- 6.8%
  35,000    Alexandria Real Estate Equities, Inc., 9.100% Cumulative
              Redeemable, Series B                                          914,200
 109,400    Crescent Real Estate Equities Co., 9.500% Cumulative
              Redeemable, Series B                                        2,855,340
  90,000    Equity Office Properties Trust, 7.750% Cumulative
              Redeemable, Series G                                        2,302,200
  45,800    Highwoods Properties, Inc., 8.000% Cumulative
              Redeemable, Series B                                        1,053,400

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                            December 31, 2002
--------------------------------------------------------------------------------

  SHARES                          SECURITY                                  VALUE
===================================================================================
Office -- 6.8% (continued)
            HRPT Properties Trust:
  50,000      9.875% Cumulative Redeemable, Series A                   $  1,320,000
 240,000      8.750% Cumulative Redeemable, Series B                      6,129,600
-----------------------------------------------------------------------------------
                                                                         14,574,740
-----------------------------------------------------------------------------------
Regional Malls -- 3.3%
   6,000    CBL & Associates Properties, Inc., 8.750% Cumulative
              Redeemable, Series B                                          311,400
   6,000    Crown America Realty Trust, 11.000% Sr. Cumulative,
              Series A                                                      332,100
 116,700    The Mills Corp., 9.000% Cumulative Redeemable, Series B       3,005,025
  32,700    Simon Property Group, Inc., 7.890%, Cumulative Step-Up
              Premium Rate, Series G                                      1,648,080
  75,000    Taubman Centers, Inc., 8.300% Cumulative Redeemable,
              Series A                                                    1,826,250
-----------------------------------------------------------------------------------
                                                                          7,122,855
-----------------------------------------------------------------------------------
Self Storage -- 0.4%
  35,000    Public Storage, Inc., 8.000% Cumulative, Series R               912,100
-----------------------------------------------------------------------------------
Shopping Centers -- 5.8%
  85,000    Commercial Net Lease Realty, Inc., 9.000% Cumulative,
              Series A                                                    2,176,000
 130,000    Developers Diversified Realty Corp., 8.600% Cumulative
              Redeemable, Series F                                        3,354,000
 131,000    Federal Realty Investments Trust, 8.500% Cumulative
              Redeemable, Series B                                        3,373,250
  25,000    JDN Realty Corp., 9.375% Sr. Cumulative Redeemable,
              Series A                                                      631,250
  50,000    New Plan Excel Realty Trust, 8.625% Cumulative
              Redeemable, Series B                                        1,260,000
  65,000    Ramco-Gershenson Properties Trust, 9.500% Cumulative
              Redeemable, Series B                                        1,667,250
-----------------------------------------------------------------------------------
                                                                         12,461,750
-----------------------------------------------------------------------------------
            TOTAL PREFERRED STOCK
            (Cost -- $54,185,226)                                        55,066,430
===================================================================================
  FACE
  AMOUNT                          SECURITY                                  VALUE
===================================================================================
REPURCHASE AGREEMENT -- 0.1%
$307,000    Merrill Lynch & Co., Inc., 1.050% due 1/2/03;
              Proceeds at maturity -- $307,018 (Fully
              collateralized by Federal Farm Credit Bank Notes,
              Federal Home Loan Bank Strips, Notes and Bonds,
              Federal Home Loan Mortgage Corp. Strips, Notes
              and Bonds, Federal National Mortgage Association
              Notes and Student Loan Marketing Association Notes,
              0.000% to 7.450% due 8/15/03 to 11/15/17; Market
              value -- $313,140) (Cost -- $307,000)                         307,000
===================================================================================
            TOTAL INVESTMENTS -- 100%
            (Cost -- $217,291,065*)                                    $215,156,301
===================================================================================

+     Security has been segregated by the custodian for open swap contracts.
*     Aggregate cost for Federal income tax purposes is $216,209,452.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                   9

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                            December 31, 2002
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $217,291,065)                    $ 215,156,301
  Cash                                                                  128,390
  Dividends and interest receivable                                   1,565,801
  Receivable for securities sold                                        377,420
-------------------------------------------------------------------------------
  Total Assets                                                      217,227,912
-------------------------------------------------------------------------------
LIABILITIES:
  Payable for open interest rate swap contracts (Note 7)              1,479,271
  Payable for securites purchased                                       156,570
  Management fee payable                                                 84,567
  Distributions payable to Taxable Auction Rate
    Preferred Stockholders                                                  768
  Accrued expenses                                                      119,132
-------------------------------------------------------------------------------
  Total Liabilities                                                   1,840,308
-------------------------------------------------------------------------------
Series M Taxable Auction Rate Preferred Stock (2,600
  shares authorized; 2,600 shares issued and outstanding
  at $25,000 per share) (Note 5)                                     65,000,000
-------------------------------------------------------------------------------
Total Net Assets                                                  $ 150,387,604
===============================================================================

NET ASSETS:
  Par value of capital shares                                     $      10,777
  Capital paid in excess of par value                               152,545,379
  Undistributed net investment income                                 1,446,853
  Accumulated net realized loss from security transactions               (1,370)
  Net unrealized depreciation of investments and swaps               (3,614,035)
-------------------------------------------------------------------------------
Total Net Assets
  (Equivalent to $13.95 a share on 10,776,704 capital shares of $0.001 par value outstanding; 100,000,000 capital shares
  authorized)                                                     $ 150,387,604
================================================================================

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations                  For the Period Ended December 31, 2002+
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends                                                         $ 6,058,109
  Interest                                                               35,408
-------------------------------------------------------------------------------
  Total Investment Income                                             6,093,517
-------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                               696,128
  Audit and legal                                                        63,343
  Auction fees (Note 5)                                                  39,921
  Shareholder communications                                             30,000
  Directors' fees                                                        28,150
  Shareholder and system servicing fees                                  27,520
  Organization expense                                                   20,000
  Custody                                                                15,600
  Other                                                                  21,197
-------------------------------------------------------------------------------
  Total Expenses                                                        941,859
  Less: Management fee waiver and expense reimbursement (Note 2)       (267,512)
-------------------------------------------------------------------------------
  Net Expenses                                                          674,347
-------------------------------------------------------------------------------
Net Investment Income                                                 5,419,170
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
SWAPS (NOTES 3 AND 7):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                                              19,930,737
    Cost of securities sold                                          19,557,317
-------------------------------------------------------------------------------
  Net Realized Gain                                                     373,420
-------------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments and Swaps:
    Beginning of period                                                      --
    End of period                                                    (3,614,035)
-------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                            (3,614,035)
-------------------------------------------------------------------------------
Net Realized and Unrealized Loss on Investments and Swaps            (3,240,615)
-------------------------------------------------------------------------------
Distributions Paid to Taxable Auction Rate Preferred Stockholders      (281,955)
-------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $ 1,896,600
================================================================================

+ For the period July 31, 2002 (commencement of operations) to December 31,
  2002.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  11

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Period Ended December 31, 2002+

OPERATIONS:
  Net investment income                                               $   5,419,170
  Net realized gain                                                         373,420
  Increase in net unrealized depreciation                                (3,614,035)
  Distributions paid to Taxable Auction Rate Preferred Stockholders        (281,955)
-----------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                  1,896,600
-----------------------------------------------------------------------------------
DISTRIBUTIONS PAID TO COMMON STOCK
SHAREHOLDERS FROM:
  Net investment income                                                  (3,319,261)
  Net realized gains                                                       (745,891)
  Capital                                                                  (491,641)
-----------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions Paid to
    Common Stock Shareholders                                            (4,556,793)
-----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Underwriting commissions and expenses for the issuance
    of Taxable Auction Rate Preferred Stock (Note 5)                       (953,750)
  Net proceeds from sale of shares                                      152,956,500
  Net asset value of shares issued for reinvestment of dividends            945,047
-----------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                   152,947,797
-----------------------------------------------------------------------------------
Increase in Net Assets                                                  150,287,604
NET ASSETS:
  Beginning of period                                                       100,000
-----------------------------------------------------------------------------------
  End of period*                                                      $ 150,387,604
===================================================================================
* Includes undistributed net investment income of:                    $   1,446,853
===================================================================================

+ For the period July 31, 2002 (commencement of operations) to December 31,
  2002.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Real Estate Income Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price; (c) fixed-income securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities; (d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value;
(e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At December 31, 2002, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (k) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distri-


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  13

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

butions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (l) the net asset value of the Fund's Common Stock is determined by dividing the value of Fund's assets less all of its liabilities including the liquidation preference of the Fund's Taxable Auction Rate Preferred Stock by the total number of Common Shares outstanding; and (m) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Citi Fund Management Inc. ("CFM"), an affiliate of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. The Fund pays CFM a management fee calculated at an annual rate of 0.90% of the Fund's average daily net assets. For purposes of calculating the advisory fee, the liquidation value of the preferred stock of the Fund is not deducted in determining the Fund's average daily net assets. This fee is calculated daily and paid monthly.

In addition, CFM has contractually agreed to waive a portion of its management fee in the amount of 0.32% for the first 5 years of the Fund's operations, 0.20% in year 6 and 0.10% in year 7.

CFM has entered into a sub-investment advisory agreement with AEW Management and Advisors, L.P. ("AEW"). AEW is primarily responsible for overseeing the day-to-day investment operations of the Fund. CFM pays AEW a fee at an annual rate equal to: (a) for the first 5 years of the Fund's operation, 0.40% of the first $100 million of the Fund's Managed Assets (which includes assets attributable to Preferred shares and the principal amount of borrowing), 0.35% of the next $100 million of the Fund's Managed Assets and 0.30% of the Fund's Managed Assets in excess of $200 million; and (b) starting 5 years after the commencement of the Fund's operations, 50% for the management fee paid by the Fund to CFM net of any waivers. For the period ended December 31, 2002, AEW waived certain fees pending recoupment of certain costs incurred by CFM in connection with the initial public offering of the Fund.

For the period ended December 31, 2002, CFM waived a portion of its management fee amounting to $247,512.


--------------------------------------------------------------------------------
14                                            2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

In addition, for the period ended December 31, 2002, CFM has reimbursed the organization expense amounting to $20,000.

For the period ended December 31, 2002, Salomon Smith Barney Inc. ("SSB"), a subsidiary of Citigroup, received brokerage commissions of $53,930.

All officers and one director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the period ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                           $236,541,382
--------------------------------------------------------------------------------
Sales                                                                 19,930,737
================================================================================

At December 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                       $ 4,964,608
Gross unrealized depreciation                                        (6,017,759)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         $(1,053,151)
================================================================================

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date, (generally, the next business day)at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  15

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. Taxable Auction Rate Preferred Stock

On September 30, 2002, the Fund issued 2,600 shares of Series M Taxable Auction Rate Preferred Stock ("TARPS"). The underwriting discount of $650,000 and offering expenses of $303,750 associated with the TARPS offering were recorded as a reduction of the capital paid in excess of par value of common stock. The TARPS' dividends are cumulative at a rate determined at an auction and the dividend period will typically be seven days. The dividend rates ranged from 1.50% to 1.96% for the period ended December 31, 2002.

The TARPS are redeemable under certain conditions by the Fund, or subject to mandatory redemption (if the Fund is in default of certain coverage requirements) at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends. The TARPS have a liquidation preference of $25,000 per share plus accumulated and unpaid dividends. The Fund is required to maintain certain asset coverages with respect to the TARPS under the Investment Company Act of 1940.

SSB also currently acts as a broker/dealer in connection with the auction of TARPS. After each auction, the auction agent will pay to each broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of the TARPS that the broker/dealer places at the auction. For the period ended December 31, 2002, SSB earned $37,882 as the broker/dealer.

6. Asset Maintenance and Asset Coverage Requirements

The Fund is required to maintain certain asset coverages with respect to the TARPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the TARPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset coverage requirements would restrict the Fund's ability to pay dividends.


--------------------------------------------------------------------------------
16                                            2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

7. Swap Contracts

The Fund has entered into interest rate swap agreements with Merrill Lynch Capital Services, Inc. The Fund will record the difference between a predetermined fixed interest rate and the closing value on the One-Month LIBOR. These differences are netted out in a cash settlement made monthly, with the Fund receiving or paying, as the case may be, only the net amount of the two differences. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty.

As of December 31, 2002, the Fund entered into the following interest rate swap agreements:

Swap Counterparty:                         Merrill Lynch Capital Services, Inc.
Effective Date:                            11/25/02
Notional Amount:                           $6,500,000
Payments Made by Fund:                     Fixed Rate, 2.9325%
Payments Received by Fund:                 Floating Rate (One-Month LIBOR)
Termination Date                           11/25/05
Unrealized Depreciation as of 12/31/02     $(121,562)
                                           =========

Swap Counterparty:                         Merrill Lynch Capital Services, Inc.
Effective Date:                            11/25/02
Notional Amount:                           $26,000,000
Payments Made by Fund:                     Fixed Rate, 3.6335%
Payments Received by Fund:                 Floating Rate (One-Month LIBOR)
Termination Date:                          11/26/07
Unrealized Depreciation as of 12/31/02     $(709,496)
                                           =========

Swap Counterparty:                         Merrill Lynch Capital Services, Inc.
Effective Date:                            11/25/02
Notional Amount:                           $19,500,000
Payments Made by Fund:                     Fixed Rate, 4.1170%
Payments Received by Fund:                 Floating Rate (One-Month LIBOR)
Termination Date:                          11/25/09
Unrealized Depreciation as of 12/31/02     $(648,213)
                                           =========

At December 31, 2002, the Fund had total unrealized depreciation of $1,479,271 from swap contracts.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  17

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

8. Income Tax Information and Distributions to Shareholders

At December 31, 2002, the tax basis components of distributable earnings were:

================================================================================
Undistributed ordinary income                                                --
--------------------------------------------------------------------------------
Accumulated capital losses                                                   --
--------------------------------------------------------------------------------
Unrealized depreciation                                             $(2,532,422)
================================================================================

The difference between book basis and tax basis unrealized depreciation is attributable primarily to basis adjustments on securities held by the Fund.

The tax character of distributions paid during the period ended December 31, 2002 was:

================================================================================
Ordinary income                                                      $ 3,990,089
Long term capital gains                                                  357,018
Capital                                                                  491,641
--------------------------------------------------------------------------------
Total                                                                $ 4,838,748
================================================================================

9. Capital Shares

At December 31, 2002, the Fund had 100,000,000 shares of common stock authorized with a par value of $0.001.

Capital stock transactions were as follows:

                                                             Period Ended
                                                          December 31, 2002+
                                                         ---------------------
                                                        Shares          Amount
================================================================================
Shares sold                                           10,706,995    $152,956,500
Shares issued on reinvestment                             69,709         945,047
--------------------------------------------------------------------------------
Net Increase                                          10,776,704    $153,901,547
================================================================================

+ For the period July 31, 2002 (commencement of operations) to December 31,
  2002.


--------------------------------------------------------------------------------
18                                            2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout the period ended December
31:


                                                                    2002(1)
================================================================================
Net Asset Value, Beginning of Period                               $   14.30
--------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income(2)                                              0.51
  Net realized and unrealized loss                                     (0.31)
  Distributions paid to Taxable Auction Rate
    Preferred Stockholders                                             (0.03)
--------------------------------------------------------------------------------
Total Income From Operations                                            0.17
--------------------------------------------------------------------------------
Underwriting Commissions and Expenses for the Issuance
  of Taxable Auction Rate Preferred Stock                              (0.09)
--------------------------------------------------------------------------------
Distributions Paid to Common Stock
Shareholders From:
  Net investment income                                                (0.31)
  Net realized gains                                                   (0.07)
  Capital                                                              (0.05)
--------------------------------------------------------------------------------
Total Distributions                                                    (0.43)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                     $   13.95
--------------------------------------------------------------------------------
Total Return, Based on Market Value(3)                                 (3.59)%++
--------------------------------------------------------------------------------
Total Return, Based on Net Asset Value(3)                               0.69%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)                                   $ 150,388
--------------------------------------------------------------------------------
Ratios to Average Net Assets(4):
  Expenses(2)                                                           1.11%+
  Net investment income                                                 8.91+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                   13%
--------------------------------------------------------------------------------
Market Value, End of Period                                            14.01
================================================================================


(1) For the period July 31, 2002 (commencement of operations) to December 31, 2002.
(2) The manager has agreed to waive a portion of its fees and reimburse organization expenses of $20,000 for the period ended December 31, 2002. If such fees were not waived and expenses not reimbursed, the per share decrease to net investment income and the actual annualized ratio of expenses to average net assets would have been $0.03 and 1.55%, respectively.
(3) The total return calculation assumes that dividends are reinvested in accordance with the Fund's dividend reinvestment plan.
(4) Calculated on the basis of average net assets of common shareholders. Ratios do not reflect the effect of dividend payments to preferred shareholders.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  19

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

The table below sets out information with respect to Taxable Auction Rate Preferred Stock:

                                                                         2002(1)
================================================================================
Taxable Auction Rate Preferred Stock(2):
  Total Amount Outstanding (000s)                                        $65,000
  Asset Coverage Per Share                                                82,841
  Involuntary Liquidating Preference Per Share(3)                         25,000
  Average Market Value Per Share(3)                                       25,000
================================================================================

(1)   As of December 31, 2002.
(2) On September 30, 2002, the Fund issued 2,600 shares of Taxable Auction Rate Preferred Stock at $25,000 a share.
(3)   Excludes accrued interest or accumulated undeclared dividends.



--------------------------------------------------------------------------------
20                                            2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Real Estate Income Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Real Estate Income Fund Inc. ("Fund") as of December 31, 2002, and the related statement of operations, the statements of changes in net assets and financial highlights for the period July 31, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the period July 31, 2002 (commencement of operations) to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.


                                                /s/ KPMG LLP


New York, New York
February 12, 2003


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  21

--------------------------------------------------------------------------------
Financial Data (unaudited)
--------------------------------------------------------------------------------

For a share of capital stock outstanding throughout each period:

                                                         Income      Dividend
                            NYSE        Net Asset       Dividend   Reinvestment
Record Date             Closing Price     Value           Paid         Price
================================================================================
2002
  September 24             $13.89        $14.11          $0.1063      $13.83
  October 22                12.57         13.00           0.1063       12.67
  November 25               13.64         13.75           0.1063       13.48
  December 23               13.94         13.82           0.1063       13.54
================================================================================


--------------------------------------------------------------------------------
22                                            2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Additional Information (unaudited)
--------------------------------------------------------------------------------

Information about Directors and Officers

The business and affairs of Real Estate Income Fund Inc. ("Fund") are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below.

                                                                                                  Number of
                                                     Term of                                     Portfolios
                                                     Office*               Principal              in Fund                 Other
                                   Position(s)     and Length            Occupation(s)             Complex            Directorships
                                    Held with        of Time              During Past             Overseen               Held by
Name, Address and Age                 Fund           Served               Five Years             by Director             Director
------------------------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:

Allan J. Bloostein                  Director          Since      President of Allan J.               35              Taubman
27 West 67th Street                                   2002       Bloostein Associates                                Centers Inc.
New York, NY 10023
Age 73

Dwight B. Crane                     Director          Since      Professor, Harvard                  51                    None
Harvard Business School                               2002       Business School
Soldiers Field Road
Morgan Hall #375
Boston, MA 02163
Age 65

Paolo M. Cucchi                     Director          Since      Vice President and Dean              7                    None
Drew University                                       2002       of College of Liberal Arts
108 Brothers College                                             at Drew University
Madison, NJ 07940
Age 61

Robert A. Frankel                   Director          Since      Managing Partner of                 24                    None
8 John Walsh Blvd.                                    2002       Robert A. Frankel
Peekskill, NY 10566                                              Management Consultants
Age 75

Dr. Paul Hardin                     Director          Since      Chancellor Emeritus and             35                    None
12083 Morehead                                        2002       Professor of Law at the
Chapel Hill, NC 27514-8426                                       University of North
Age 71                                                           Carolina at Chapel Hill;
                                                                 formerly Chancellor of the
                                                                 University of North
                                                                 Carolina at Chapel Hill

William R. Hutchinson               Director          Since      President of WR                      7              Director of
535 N. Michigan                                       2002       Hutchinson & Associates,                            Associated Bank
Chicago, IL 60611                                                Inc.; Formerly Group Vice                           and Associated
Age 60                                                           President of Mergers &                              Banc-Corp
                                                                 Acquisitions at BP Amoco

George M. Pavia                     Director          Since      Senior Partner of Pavia              7                    None
600 Madison Avenue                                    2002       & Harcourt Attorneys
New York, NY 10022
Age 74


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  23

--------------------------------------------------------------------------------
Additional Information (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                                  Number of
                                                     Term of                                     Portfolios
                                                     Office*               Principal              in Fund                 Other
                                   Position(s)     and Length            Occupation(s)             Complex            Directorships
                                    Held with        of Time              During Past             Overseen               Held by
Name, Address and Age                 Fund           Served               Five Years             by Director             Director
------------------------------------------------------------------------------------------------------------------------------------
Interested Director:

R. Jay Gerken**                   Chairman,            Since     Managing Director of                  227                 None
SSB                               President            2002      Salomon Smith Barney
399 Park Avenue                   and Chief                      Inc. ("SSB"); Chairman,
4th Floor                         Executive                      President and Chief
New York, NY 10022                Officer                        Executive Officer of Smith
Age 51                                                           Barney Fund Management
                                                                 LLC ("SBFM"), Travelers
                                                                 Investment Adviser, Inc.
                                                                 ("TIA") and Citi Fund
                                                                 Management Inc.

Officers:
Lewis E. Daidone                  Senior Vice          Since     Managing Director of SSB;             N/A                 N/A
SSB                               President            2002      Director and Senior Vice
125 Broad Street                  and Chief                      President of SBFM and
11th Floor                        Administrative                 TIA; former Chief Financial
New York, NY 10004                Officer                        Officer and Treasurer of
Age 45                                                           mutual funds affiliated with
                                                                 Citigroup Inc.

Richard L. Peteka                 Chief Financial      Since     Director and Head of                  N/A                 N/A
SSB                               Officer and          2002      Internal Control for Citi-
125 Broad Street                  Treasurer                      group Asset Management
11th Floor                                                       U.S. Mutual Fund Adminis-
New York, NY 10004                                               tration from 1999-2002;
Age 41                                                           Vice President, Head of
                                                                 Mutual Fund Administra-
                                                                 tion and Treasurer at
                                                                 Oppenheimer Capital
                                                                 from 1996-1999

Kaprel Ozsolak                    Controller           Since     Vice President of SSB                 N/A                 N/A
SSB                                                    2002
125 Broad Street
11th Floor
New York, NY 10004
Age 37

Christina T. Sydor                Secretary            Since     Managing Director of SSB;             N/A                 N/A
SSB                                                    2002      General Counsel and
300 First Stamford Place                                         Secretary of SBFM and TIA
4th Floor
Stamford, CT 06902
Age 52

----------
*     Directors are elected for a term of three years.
** Mr. Gerken is a director who is an "interested person" of the Fund as defined in the Investment Company Act of 1940 because Mr. Gerken is an officer of SBFM and certain of its affiliates.


--------------------------------------------------------------------------------
24                                            2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited)
--------------------------------------------------------------------------------

Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by American Stock Transfer & Trust Company ("AST"), as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Fund shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of AST as dividend-paying agent.

If the Fund declares a dividend or capital gains distribution payable either in Common Shares or in cash, shareholders who are not Plan participants will receive cash, and Plan participants will receive the equivalent amount in Common Shares. When the market price of the Common Shares is equal to or exceeds 98% of the net asset value per share of the Common Shares on the Determination Date (as defined below), Plan participants will be issued Common Shares valued at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Determination Date or (b) 95% of the market price per share of the common stock on the Determination Date. The Determination Date is the dividend or capital gains distribution record date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the immediately preceding trading day.

If 98% of the net asset value per share of the Common Shares exceeds the market price of the Common Shares on determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  25

--------------------------------------------------------------------------------
Dividend Reinvestment Plan (unaudited) (continued)
--------------------------------------------------------------------------------

You may withdraw from the Plan by notifying the Plan Agent in writing at P.O. Box 922 Wall Street Station, New York, New York 10269-0560, by logging onto your account and following the directions at www.Investpower.com or by calling the Plan Agent at 1-877-366-6441. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent's investment of the most recently declared dividend or distribution on the Common Shares.

AST will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Shares in the account of each Plan participant will be held by AST on behalf of the Plan participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. AST's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to Common Shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in Common Shares or in cash. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by AST, with the Fund's prior written consent, on at least 30 days' written notice to Plan participants. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. The Plan Agent is authorized to dedeuct brokerage commissions actually incurred for this transaction from the proceeds. All correspondence concerning the Plan should be directed by mail to American Stock Transfer & Trust Company, P.O. Box 922, Wall Street Station, New York, New York 10269-0560, by logging onto your account and following the directions at www.Investpower.com or by telephone at 1-877-366-6441.

                              ---------------------

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.


--------------------------------------------------------------------------------
26                                            2002 Annual Report to Shareholders

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 2002:

      o     Total long-term capital gain distributions paid of $357,018.


--------------------------------------------------------------------------------
Real Estate Income Fund Inc.                                                  27

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------

  REAL ESTATE
----------------
Income Fund Inc.

DIRECTORS

Allan J. Bloostein
Dwight B. Crane
Paolo M. Cucchi
Robert A. Frankel
R. Jay Gerken, Chairman
Dr. Paul Hardin
William R. Hutchinson
George M. Pavia

OFFICERS

R. Jay Gerken
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Citi Fund Management Inc.
100 First Stamford Place
Stamford, Connecticut 06902

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

TRANSFER AGENT

American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

This report is intended only for the shareholders of the Real Estate Income Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

            RIT
---------------------------
           Listed
---------------------------
            NYSE
THE NEW YORK STOCK EXCHANGE

REAL ESTATE INCOME
FUND INC.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

FD02709 2/03
03-4521